Investment Strategy - YieldMax Ultra Option Income Strategy ETF	Mar. 03, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and that seeks exposure to the share price of select U.S. listed securities, subject to a limit on potential investment gains. The Fund’s strategy involves: (i) constructing a portfolio of U.S.-listed equity securities (each, an “Underlying Security”) (the “Equity Strategy”) and (2) generating income through an options portfolio (the “Options Strategies”), which involve using options contracts on Underlying Securities. The Fund will also maintain a minor allocation to cash or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

The Adviser selects the Underlying Securities in which the Fund will invest. The Underlying Securities primarily include U.S.-listed equity securities of operating companies and shares of ETFs. Additionally, they may include other types of U.S. listed exchange-traded products (e.g., closed-end funds and commodity pools).

The Adviser selects the Underlying Securities by analyzing, among other things, the levels of implied volatility (a measure of the market’s expectation for future price fluctuations) of the Underlying Security’s listed options prices. Implied volatility is integral to the Fund’s strategy, as it indicates the expected price fluctuations of a security, guiding the Adviser ‘s selection of suitable Underlying Securities. Generally, the Adviser will seek to invest in securities with higher implied volatility. Higher implied volatility typically correlates with increased options premiums, allowing the Fund to generate income from its portfolio of Options Strategies. The Adviser also analyzes significant upcoming events related to, where applicable, the issuers of the Underlying Securities (e.g., earnings releases), as well as the trading volumes of such securities and their related options contracts. The Fund is generally unconstrained and therefore, the Underlying Securities can be of any market capitalization size and represent any industry sector.

The Adviser selects Underlying Securities based on a frequent and quantitative screening process. This method evaluates various factors such as the implied volatility of the Underlying Security and the trading volume and liquidity of both the Underlying Security and options on the Underlying Security. Furthermore, the Adviser’s screening process also identifies the industry sectors of potential Underlying Securities as part of its risk management process as described below.

The Fund’s allocation to particular Underlying Securities is primarily driven by implied volatility levels. The Adviser strategically identifies Underlying Securities in periods of likely higher volatility (e.g., ahead of significant events, like earnings releases). The Adviser will typically select between fifteen and thirty Underlying Securities and will implement the Options Strategies on the Underlying Securities. However, when the Adviser deems it appropriate, it may choose as few as five Underlying Securities on which to implement the Options Strategies. The Fund will hold short-term U.S. Treasury securities.

As part of its risk management process, to seek to lower risk and enhance returns, where possible, the Fund will invest in Underlying Securities, including ETFs and exchange-traded products (ETPs), across various sectors and industries, reducing the impact of sector-specific events. While the Fund intends to have exposure to multiple sectors, it may invest in Underlying Securities attributable to a particular sector in amounts greater than 25% of the Fund’s total assets when the Adviser ‘s selection process indicates that such sector exposure would be appropriate for the Fund. The Fund will not invest more than 25% of its net assets in any particular “industry” as that term is used in the 1940 Act.

The Fund will, under normal circumstances, invest in Underlying Securities directly. However, from time to time, the Fund may invest in Underlying Securities “synthetically” for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities. The allocation between direct and indirect (synthetic) long holdings varies based on strategic decisions and market conditions as assessed by the Adviser.

●	Direct: The Fund may hold Underlying Securities when the Adviser determines a direct hold is more cost-effective.

●	Synthetic: To achieve a synthetic long exposure to an Underlying Security, the Fund will buy that Underlying Security’s call options and, simultaneously, sell that Underlying Security’s put options to try to replicate the price movements of owning that Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the relevant Underlying Security at the time the options contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of the relevant Underlying Securities for the duration of the applicable options exposure.

Options Strategies

The Fund seeks to generate income from engaging in Options Strategies primarily using options contracts on its Underlying Securities. These strategies are applied consistently, whether the Underlying Security is held directly or through synthetic exposure, and regardless of whether the Underlying Security is an equity security, an ETF, or another type of ETP.

In particular, the Fund will receive income in the form of a premium when it writes (sells) an option. By selling options, the Fund will earn premiums from buyers who pay for the right to buy or sell the underlying asset at a predetermined price. The Adviser can implement the Options Strategies in various market conditions. Depending on the Adviser’s outlook, the Adviser will select one Options Strategy or a combination of Options Strategies that it believes will best provide the Fund with current income while generally also attempting to capture some upside appreciation (potential for increase in asset value).

Additionally, the Adviser considers the performance of the Underlying Securities. In some instances, the aim is to generate additional gains if the Underlying Security increases in value, while, in other cases, the aim is to limit losses if the Underlying Security decreases in value. Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using a “substitute” ETF, instead of options on the Underlying Securities themselves. These substitute ETFs, while not the Fund’s current target Underlying Securities, would nonetheless qualify as eligible Underlying Securities under the Fund’s investment criteria. The Fund’s use of Options Strategies with ETFs will always be covered (e.g., the Fund may do call or put spreads).

The Fund may be subject to different outcomes depending on the Options Strategies used. For example, when writing covered calls (selling call options on securities the Fund already owns), the Fund might limit its potential for capital appreciation in exchange for premium income. Alternatively, using an Options Strategy such as cash-secured put selling (selling put options while holding enough cash to purchase the Underlying Security if assigned), the Fund can earn premium income and potentially buy securities at lower prices. These Options Strategies impact the risk-return profile of the Fund, potentially affecting volatility, income generation, upside capture (gain potential), and capital preservation (protecting value).

Additionally, the premiums the Fund receives from selling options are directly influenced by market volatility; higher volatility (larger price swings) typically results in higher premiums. Therefore, the Adviser analyzes market conditions to determine the timing and type of Options Strategies to employ to achieve the primary objective of current income. By strategically entering and exiting options positions, the Adviser seeks to enhance the Fund’s income potential.

US Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to participate in some of the potential gains experienced by increases in the share prices of the Underlying Securities.

●	The Fund seeks to generate income on a monthly or more frequent basis, which is not dependent on the value of the Underlying Securities.

Fund’s Distributions

The Fund will seek to provide income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	The Fund seeks to generate income from engaging in the Options Strategies.

●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

●	Dividends, if any, received from its direct investments in the Underlying Securities.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

The Fund will employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.